COMMITMENTS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Commitments for intangible assets
Disclosure of objectives, policies and processes for managing capital [line items]
Capital commitments	$ 24,546,321	$ 4,424,551